Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Chester Funds
Central Index Key	dei_EntityCentralIndexKey	0000752177
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2015
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.42%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.44%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	45
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	141
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	246
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	555
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 01, 1984
2005	rr_AnnualReturn2005	8.49%
2006	rr_AnnualReturn2006	12.32%
2007	rr_AnnualReturn2007	11.48%
2008	rr_AnnualReturn2008	(32.41%)
2009	rr_AnnualReturn2009	34.45%
2010	rr_AnnualReturn2010	12.89%
2011	rr_AnnualReturn2011	(1.84%)
2012	rr_AnnualReturn2012	15.27%
2013	rr_AnnualReturn2013	39.73%
2014	rr_AnnualReturn2014	18.72%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.62%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
One Year	rr_AverageAnnualReturnYear01	18.72%
Five Years	rr_AverageAnnualReturnYear05	16.20%
Ten Years	rr_AverageAnnualReturnYear10	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.33%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	36
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	113
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	197
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	443
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	8.67%
2006	rr_AnnualReturn2006	12.49%
2007	rr_AnnualReturn2007	11.61%
2008	rr_AnnualReturn2008	(32.33%)
2009	rr_AnnualReturn2009	34.60%
2010	rr_AnnualReturn2010	12.99%
2011	rr_AnnualReturn2011	(1.77%)
2012	rr_AnnualReturn2012	15.38%
2013	rr_AnnualReturn2013	39.86%
2014	rr_AnnualReturn2014	18.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
One Year	rr_AverageAnnualReturnYear01	18.83%
Five Years	rr_AverageAnnualReturnYear05	16.31%
Ten Years	rr_AverageAnnualReturnYear10	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 2006
2007	rr_AnnualReturn2007	7.70%
2008	rr_AnnualReturn2008	(20.67%)
2009	rr_AnnualReturn2009	19.32%
2010	rr_AnnualReturn2010	11.43%
2011	rr_AnnualReturn2011	3.37%
2012	rr_AnnualReturn2012	10.12%
2013	rr_AnnualReturn2013	9.10%
2014	rr_AnnualReturn2014	5.93%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
One Year	rr_AverageAnnualReturnYear01	5.93%
Five Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2006
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 27, 2003
2005	rr_AnnualReturn2005	4.94%
2006	rr_AnnualReturn2006	11.42%
2007	rr_AnnualReturn2007	7.55%
2008	rr_AnnualReturn2008	(24.06%)
2009	rr_AnnualReturn2009	21.30%
2010	rr_AnnualReturn2010	12.47%
2011	rr_AnnualReturn2011	1.71%
2012	rr_AnnualReturn2012	11.37%
2013	rr_AnnualReturn2013	13.00%
2014	rr_AnnualReturn2014	6.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
One Year	rr_AverageAnnualReturnYear01	6.56%
Five Years	rr_AverageAnnualReturnYear05	8.94%
Ten Years	rr_AverageAnnualReturnYear10	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2003
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 2006
2007	rr_AnnualReturn2007	7.52%
2008	rr_AnnualReturn2008	(27.04%)
2009	rr_AnnualReturn2009	23.10%
2010	rr_AnnualReturn2010	13.12%
2011	rr_AnnualReturn2011	0.60%
2012	rr_AnnualReturn2012	12.35%
2013	rr_AnnualReturn2013	15.85%
2014	rr_AnnualReturn2014	7.11%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.51%)
One Year	rr_AverageAnnualReturnYear01	7.11%
Five Years	rr_AverageAnnualReturnYear05	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2006
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 27, 2003
2005	rr_AnnualReturn2005	5.45%
2006	rr_AnnualReturn2006	13.24%
2007	rr_AnnualReturn2007	7.59%
2008	rr_AnnualReturn2008	(30.05%)
2009	rr_AnnualReturn2009	24.81%
2010	rr_AnnualReturn2010	13.84%
2011	rr_AnnualReturn2011	(0.37%)
2012	rr_AnnualReturn2012	13.29%
2013	rr_AnnualReturn2013	18.14%
2014	rr_AnnualReturn2014	7.17%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.84%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
One Year	rr_AverageAnnualReturnYear01	7.17%
Five Years	rr_AverageAnnualReturnYear05	10.22%
Ten Years	rr_AverageAnnualReturnYear10	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2003
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 2006
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(32.91%)
2009	rr_AnnualReturn2009	26.72%
2010	rr_AnnualReturn2010	14.43%
2011	rr_AnnualReturn2011	(1.27%)
2012	rr_AnnualReturn2012	14.24%
2013	rr_AnnualReturn2013	20.49%
2014	rr_AnnualReturn2014	7.17%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
One Year	rr_AverageAnnualReturnYear01	7.17%
Five Years	rr_AverageAnnualReturnYear05	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2006
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 27, 2003
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	15.24%
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(34.66%)
2009	rr_AnnualReturn2009	28.17%
2010	rr_AnnualReturn2010	15.14%
2011	rr_AnnualReturn2011	(2.24%)
2012	rr_AnnualReturn2012	15.16%
2013	rr_AnnualReturn2013	22.82%
2014	rr_AnnualReturn2014	7.24%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.27%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
One Year	rr_AverageAnnualReturnYear01	7.24%
Five Years	rr_AverageAnnualReturnYear05	11.29%
Ten Years	rr_AverageAnnualReturnYear10	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2003
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 2006
2007	rr_AnnualReturn2007	7.48%
2008	rr_AnnualReturn2008	(34.53%)
2009	rr_AnnualReturn2009	28.32%
2010	rr_AnnualReturn2010	15.17%
2011	rr_AnnualReturn2011	(2.55%)
2012	rr_AnnualReturn2012	15.56%
2013	rr_AnnualReturn2013	24.37%
2014	rr_AnnualReturn2014	7.15%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.13%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
One Year	rr_AverageAnnualReturnYear01	7.15%
Five Years	rr_AverageAnnualReturnYear05	11.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2006
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 27, 2003
2005	rr_AnnualReturn2005	6.95%
2006	rr_AnnualReturn2006	15.98%
2007	rr_AnnualReturn2007	7.47%
2008	rr_AnnualReturn2008	(34.56%)
2009	rr_AnnualReturn2009	28.15%
2010	rr_AnnualReturn2010	15.19%
2011	rr_AnnualReturn2011	(2.51%)
2012	rr_AnnualReturn2012	15.58%
2013	rr_AnnualReturn2013	24.37%
2014	rr_AnnualReturn2014	7.16%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
One Year	rr_AverageAnnualReturnYear01	7.16%
Five Years	rr_AverageAnnualReturnYear05	11.58%
Ten Years	rr_AverageAnnualReturnYear10	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2003
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 2006
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(34.62%)
2009	rr_AnnualReturn2009	28.31%
2010	rr_AnnualReturn2010	15.20%
2011	rr_AnnualReturn2011	(2.54%)
2012	rr_AnnualReturn2012	15.58%
2013	rr_AnnualReturn2013	24.34%
2014	rr_AnnualReturn2014	7.18%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
One Year	rr_AverageAnnualReturnYear01	7.18%
Five Years	rr_AverageAnnualReturnYear05	11.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2006
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 18, 2010
2011	rr_AnnualReturn2011	(2.27%)
2012	rr_AnnualReturn2012	15.58%
2013	rr_AnnualReturn2013	24.33%
2014	rr_AnnualReturn2014	7.19%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.30%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.79%)
One Year	rr_AverageAnnualReturnYear01	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	13.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2010
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 19, 2012
2013	rr_AnnualReturn2013	24.35%
2014	rr_AnnualReturn2014	7.16%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.61%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
One Year	rr_AverageAnnualReturnYear01	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	14.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2012
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 27, 2003
2005	rr_AnnualReturn2005	3.33%
2006	rr_AnnualReturn2006	6.38%
2007	rr_AnnualReturn2007	8.17%
2008	rr_AnnualReturn2008	(10.93%)
2009	rr_AnnualReturn2009	14.28%
2010	rr_AnnualReturn2010	9.39%
2011	rr_AnnualReturn2011	5.25%
2012	rr_AnnualReturn2012	8.23%
2013	rr_AnnualReturn2013	5.87%
2014	rr_AnnualReturn2014	5.54%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.47%)
One Year	rr_AverageAnnualReturnYear01	5.54%
Five Years	rr_AverageAnnualReturnYear05	6.84%
Ten Years	rr_AverageAnnualReturnYear10	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2003
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.76%
Five Years	rr_AverageAnnualReturnYear05	6.97%
Ten Years	rr_AverageAnnualReturnYear10	5.38%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.77%
Five Years	rr_AverageAnnualReturnYear05	9.03%
Ten Years	rr_AverageAnnualReturnYear10	5.93%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.45%
Five Years	rr_AverageAnnualReturnYear05	10.49%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.57%
Five Years	rr_AverageAnnualReturnYear05	11.55%
Ten Years	rr_AverageAnnualReturnYear10	6.68%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.61%
Five Years	rr_AverageAnnualReturnYear05	11.87%
Ten Years	rr_AverageAnnualReturnYear10	6.95%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Since Inception	rr_AverageAnnualReturnSinceInception	18.24%
MSCI US Broad Market Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Since Inception	rr_AverageAnnualReturnSinceInception	19.00%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.61%
Five Years	rr_AverageAnnualReturnYear05	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.61%
Five Years	rr_AverageAnnualReturnYear05	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.51%
Five Years	rr_AverageAnnualReturnYear05	11.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.37%
Five Years	rr_AverageAnnualReturnYear05	9.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.13%
Five Years	rr_AverageAnnualReturnYear05	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Target 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	13.62%
Target 2060 Composite Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%